41. Subsequent events (Details Narrative) - USD ($) $ in Millions						12 Months Ended
	Mar. 03, 2021	Feb. 24, 2021	Feb. 09, 2021	Feb. 05, 2021	Jan. 29, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary						100.00%
Events after reporting period [member] | Exploration and Production [member]
Disclosure of non-adjusting events after reporting period [line items]
Sale amount of assets					$ 55.0
Description transaction in disposal of assets					(a) US$ 5 paid at the contract signing; (b) US$ 7.5 to be paid at the transaction closing and (c) up to US$ 42.5 as contingent payments provided for in the contract, related to factors such as Malombe's declaration of commerciality, future oil prices and extension of the concession terms.
Events after reporting period [member] | Petrobras Uruguay Distribucion S.A [member]
Disclosure of non-adjusting events after reporting period [line items]
Payement of subsidiaries or other businesses				$ 62.0
Additional amount paid				6.0
Total amount received for transaction signing				$ 68.0
Events after reporting period [member] | Petrobras Uruguay Distribucion S.A [member] | SPE Miranga S.A. [member]
Disclosure of non-adjusting events after reporting period [line items]
Sale amount of assets		$ 220.0
Description transaction in disposal of assets		(a) US$ 11 paid upon the contract signing; (b) US$ 44 to be paid at the transaction closing; (c) US$ 80 deferred in three installments over three years from the transaction closing, and (d) up to US$ 85 million in contingent payments related to future average Brent prices for the years 2022, 2023 and 2024.
Events after reporting period [member] | PetroRio Jaguar Petroleo Ltda [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary				30.00%
Payement of subsidiaries or other businesses				$ 36.0
Additional amount paid				7.5
Contingent amount				$ 20.0
Events after reporting period [member] | Petrobras Biocombustivel SA [member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			50.00%
Description transaction in disposal of assets			US$ 13 is held in an escrow account for indemnification of eventual contingencies and released according to terms and conditions set forth in the contract, and US$ 1 was received in advance as interest on capital in December 2020, totaling US$ 62
Payement of subsidiaries or other businesses			$ 48.0
Events after reporting period [member] | Fundo de Investimento em Participacoes Multiestraegia Pirineus [member] | Eolica Mangue Seco 2 (a wind farm plant) [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage sale of assets		51.00%
Events after reporting period [member] | Fundo de Investimento em Participacoes Multiestraegia Pirineus [member] | Eolica Mangue Seco 2 (a wind farm plant) [member] | Shareholders' agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Sale amount of assets		$ 6.0
Events after reporting period [member] | Samsung Heavy Industries [member] | Leniency agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Total amount received for transaction signing	$ 124.0
First installment amount	$ 65.0